Expenses by nature	12 Months Ended
Jun. 30, 2024
Expenses by nature
Expenses by nature

27. Expenses by nature

The Group disclosed expenses in the Consolidated Statement of Income and Other Comprehensive Income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2024, 2023 and 2022.

	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	196,501	-	-	196,501
Salaries, social security costs and other personnel expenses	54,955	39,801	5,907	100,663
Fees and payments for services	45,290	11,022	2,655	58,967
Cost of sale of goods and services	70,909	-	-	70,909
Maintenance, security, cleaning, repairs and others	32,343	5,259	78	37,680
Taxes, rates and contributions	6,240	4,453	22,159	32,852
Advertising and other selling expenses	12,228	85	2,750	15,063
Freights	35	373	16,613	17,021
Director's fees	-	16,427	-	16,427
Depreciation and amortization	6,834	2,960	779	10,573
Leases and service charges	2,142	939	86	3,167
Travelling, library expenses and stationery	1,591	1,231	685	3,507
Supplies and labors	1,719	-	3,785	5,504
Other expenses	1,009	407	1,633	3,049
Bank expenses	183	1,844	-	2,027
Conditioning and clearance	-	-	2,182	2,182
Interaction and roaming expenses	1,064	50	21	1,135
Allowance for doubtful accounts, net	-	-	1,051	1,051
Total expenses by nature as of 06.30.2024	433,043	84,851	60,384	578,278

	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	211,818	-	-	211,818
Salaries, social security costs and other personnel expenses	53,846	38,646	5,093	97,585
Fees and payments for services	40,980	10,359	4,212	55,551
Cost of sale of goods and services	50,604	-	-	50,604
Maintenance, security, cleaning, repairs and others	31,100	5,640	57	36,797
Taxes, rates and contributions	7,507	2,754	21,059	31,320
Advertising and other selling expenses	17,461	66	1,369	18,896
Freights	21	10	14,898	14,929
Director's fees	-	38,090	-	38,090
Depreciation and amortization	6,410	3,178	399	9,987
Leases and service charges	2,957	1,141	113	4,211
Travelling, library expenses and stationery	1,427	1,074	653	3,154
Supplies and labors	2,489	-	65	2,554
Other expenses	810	680	126	1,616
Bank expenses	137	1,531	42	1,710
Conditioning and clearance	-	-	1,537	1,537
Interaction and roaming expenses	813	37	15	865
Allowance for doubtful accounts, net	-	-	726	726
Total expenses by nature as of 06.30.2023	428,380	103,206	50,364	581,950

	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	346,452	-	-	346,452
Salaries, social security costs and other personnel expenses	48,206	33,783	3,161	85,150
Fees and payments for services	43,159	8,248	4,878	56,285
Cost of sale of goods and services	59,503	-	-	59,503
Maintenance, security, cleaning, repairs and others	28,288	5,653	32	33,973
Taxes, rates and contributions	9,166	2,275	21,910	33,351
Advertising and other selling expenses	10,627	-	3,449	14,076
Freights	23	11	18,245	18,279
Director's fees	-	14,594	-	14,594
Depreciation and amortization	6,086	3,608	196	9,890
Leases and service charges	2,578	958	90	3,626
Travelling, library expenses and stationery	963	1,193	443	2,599
Supplies and labors	2,240	-	2,400	4,640
Other expenses	765	668	1,667	3,100
Bank expenses	91	1,457	10	1,558
Conditioning and clearance	-	-	2,373	2,373
Interaction and roaming expenses	791	15	-	806
Allowance for doubtful accounts, net	-	-	(60)	(60)
Total expenses by nature as of 06.30.2022	558,938	72,463	58,794	690,195